Business Acquisition - Unaudited supplemental pro forma financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Pro forma financial information
Revenue	$ 1,414,039	$ 1,195,005
Net Income	$ 42,542	$ 3,402